Note 4 - Property and Equipment, Net	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and equipment, net

Property and equipment consist of the following:

	December 31, 2020	June 30, 2021
	$	$
		(Unaudited)

Office equipment	181	202
Laboratory equipment	121	121
Motor vehicles	24	24
Leasehold improvements	116	117

	442	464
Less: accumulated depreciation	(258)	(295)

Property and equipment, net	184	169

Depreciation expenses for the three and six months ended June 30, 2020 were $17 and $32, respectively. Depreciation expenses for the three and six months ended June 30, 2021 were $20 and $37, respectively.